Related party transactions - Amounts due to and from related parties (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025	Jun. 20, 2025	Feb. 28, 2025
Related party transactions
Share subscription receivable	$ 28,735	$ 28,526
Amounts due to related parties included in trade and other payable	512,248	49,897
Related party interest payable [note 16]	7,344	6,058
Proceeds Receivable From Related Party Under Real Estate Agreement	6,556,314	10,389,917	$ 10,389,917
Purchase Consideration Payable To Related Party	5,354,308	5,048,506
Initial Convertible Note
Related party transactions
Purchase Consideration Payable To Related Party	3,109,769	3,111,810
Subsequent Convertible Note
Related party transactions
Purchase Consideration Payable To Related Party	754,529	653,262
Real Estate Note
Related party transactions
Purchase Consideration Payable To Related Party	1,490,010	1,283,434
Non-interest bearing demand note receivable from Marine Ventures LLC
Related party transactions
Proceeds Receivable From Related Party Under Real Estate Agreement		3,422,154
Contingent receivable from Marine Ventures LLC
Related party transactions
Proceeds Receivable From Related Party Under Real Estate Agreement	6,556,314	6,967,763
9335-1427 Quebec Inc
Related party transactions
Share subscription receivable	18,326	18,193
Alexandre Mongeon
Related party transactions
Share subscription receivable	10,409	10,333
Amount due to (from) related party	(12,133)
Current advances to (from) related party	62,867
Amounts due to related parties included in trade and other payable	23,077	16,946
Raffi Sossoyan
Related party transactions
Amounts due to related parties included in trade and other payable	7,663	7,277
Roger Moore
Related party transactions
Amount due to (from) related party	50,000
Amounts due to related parties included in trade and other payable	20,806	19,520
Related party interest payable [note 16]	7,344,000			$ 6,058,000
Jesse coors
Related party transactions
Amount due to (from) related party	25,000
Maxime poudrier
Related party transactions
Amounts due to related parties included in trade and other payable	5,769
Daniel Rathe
Related party transactions
Amounts due to related parties included in trade and other payable	6,154	$ 6,154
1925 Holiday holding llc
Related party transactions
Amounts due to related parties included in trade and other payable	82,251
Palm city marine llc
Related party transactions
Amounts due to related parties included in trade and other payable	21,264
NVPB marina holdings llc
Related party transactions
Amounts due to related parties included in trade and other payable	24,973
NV FL 1440 holdings llc
Related party transactions
Amounts due to related parties included in trade and other payable	69,937
NV FL holdings llc
Related party transactions
Amounts due to related parties included in trade and other payable	$ 250,354